CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss attributable to NaturalShrimp Incorporated	$ (38,778,923)	$ (1,674,029)	$ (3,580,454)	$ (4,728,951)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization expense	830,409	37,850	346,437	100,359
Depreciation	586,409	37,850	346,437	100,359
Amortization of debt discount	576,364		47,273	577,228
Change in fair value of derivative liability	0	29,000	29,000	27,000
Change in fair value of warrant liability	0	0	0	3,000
Loss on warrant settlement	0		0	635,000
Financing costs	1,502,953	0	0	0
Default penalty	0	41,112	41,112	27,000
Net loss attributable to non-controlling interest	0	(4,655)	(5,729)	(82,101)
Forgiveness of PPP loan	(103,200)	0	0	0
Gain on Vero Blue note settlement	500,000	0
Legal settlement	29,388,000
Loss on disposal of fixed assets	0		0	71,138
Loss due to fire			0	(992,285)
Shares issued for services	398,831	745,250	745,250	0
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(321,162)	(649,326)	(526,646)	(93,407)
Inventory	(28,128)	0	0	4,200
Deposits	0	0	0	(167,698)
Accounts payable	(5,637,796)	255,231	325,264	66,818
Other accrued expenses	(101,896)	143,793	117,957	57,307
Accrued expenses - related parties	200,000	0	0	0
Accrued interest	(49,482)	29,959	39,063	32,537
Accrued interest - related parties	16,000	32,096	44,096	1,440
Cash used in operating activities	(12,201,031)	(1,013,719)	(2,377,377)	(2,482,846)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for machinery and equipment	(2,116,124)	(1,481,558)	(1,739,186)	(1,232,704)
Cash paid for asset acquisition with VeroBlue Farms, Inc.		(5,000,000)	(5,000,000)	0
Cash paid for patent acquisition with F & T	(2,000,000)	0	0	0
Cash paid for acquisition of shares of NCI	(1,000,000)	0	0	0
Cash paid for License Agreement	(2,350,000)	0	0	0
Cash received from Insurance settlement	0	917,210	917,210	0
Cash paid for construction in process	(433,389)	(1,562,380)	(1,715,654)	0
Cash (used in) provided by investing activities	(7,899,513)	(7,126,728)	(7,537,630)	(1,232,704)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments on bank loan	(214,852)	(17,810)	(19,889)	(14,177)
Payment of note payable	(72,000)	(48,000)	(72,000)	0
Repayment of short-term promissory note and lines of credit	(553,577)	5,413	0	0
Repayment line of credit short-term	0	0	0	(199,181)
Proceeds from PPP loan	0	103,200	103,200	0
Proceeds from issuance of common shares	17,277,123		0	1,774,000
Shares issued upon exercise of warrants	11,000
Proceeds from sale of Series B Convertible Preferred stock	1,348,000	3,250,000	3,250,000	2,250,000
Proceeds from convertible debentures	8,905,000		600,000	100,000
Payment of note payable, related party	(4,500,000)		0	(50,000)
Payments on convertible debentures	(421,486)		0	(85,500)
Escrow account in relation to the proceeds from convertible debenture	5,000,000
Redemption of Series D PS	(3,513,504)		6,050,000	0
Payments on convertible debentures, related party			0	(87,600)
Proceeds from sale of Series E Preferred Stock	1,348,000	5,000,000
Cash received in relation to Vista warrant settlement		50,000	50,000	0
Cash provided by financing activities	22,609,954	8,342,803	9,961,311	3,687,542
NET CHANGE IN CASH	2,509,410	202,356	46,304	(28,008)
CASH AT BEGINNING OF PERIOD	155,795	109,491	109,491	137,499
CASH AT ENDING OF PERIOD	2,665,205	311,847	155,795	109,491
Right of Use asset and Lease liability	275,400		0	275,400
INTEREST PAID	212,190	69,961	100,108	170,911
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Shares issued upon conversion	421,486	1,131,824	551,021	639,708
Dividends in kind issued		134,446	134,442	0
Shares issued on Vista Warrant settlement	0	610,000	610,000	0
Note payable, related party, issued in place of Settlement Agreement		$ 383,604	383,604	0
Shares to be issued as consideration for Patent acquisition	5,000,000
Shares to be issued as consideration for acquisition of remaining NCI	$ 2,000,000
Notes payable, issued as consideration in VeroBlue Farms, Inc. asset acquisition			5,000,000	0
Shares payable, to be issued as finders fee in VeroBlue Farms, Inc. asset acquisition			$ 136,000	$ 0